CONSOLIDATED STATEMENTS OF CASH FLOWS In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 USD ($)		Dec. 31, 2012 CNY		Dec. 31, 2011 USD ($)	Dec. 31, 2011 CNY		Dec. 31, 2010 USD ($)	Dec. 31, 2010 CNY
Cash flows from operating activities:
Net income	$ 25,550		159,178			113,983			119,248
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	51,927		323,508			245,415			180,763
Land use right expense	99		618			618			51
Loss on disposal of property and equipment	111		691			13,781			7,549
Impairment losses of property and equipment	1,846		11,500			13,060			5,471
Write-off of leasehold improvements						1,916			3,898
Deferred income tax benefit	(3,184)		(19,835)			(25,421)			(12,459)
Share-based compensation expense	4,354		27,127			43,483			15,517
Equity in loss (income) of an affiliate	0		0			(120)			18
Provisions for doubtful accounts						5,700
Unrealized gain on foreign exchange	(12)		(77)			(13,214)			(6,373)
Changes in operating assets and liabilities, net of effect of acquisitions:
Pledged bank deposits	2,634		16,409			(15,134)			682
Accounts receivable	(1,466)		(9,134)			(965)			(2,248)
Prepaid rent	(3,719)		(23,170)			(74,129)			(85,643)
Other prepaid expenses and current assets	(3,420)		(21,306)			(11,877)			(14,589)
Hotel supplies	(1,480)		(9,220)			(5,915)			(14,470)
Rental deposits	(2,962)		(18,455)			(16,143)			(15,421)
Accounts payable	2,086		12,995			4,592			24,702
Bills payable	(1,291)		(8,040)			7,562			(6,342)
Accrued expenses and other payables	9,684		60,334			105,415			85,460
Amounts due to related parties	364		2,268			333			(162)
Income taxes payable	(517)		(3,219)			12,550			13,638
Accrued lease payments	8,560		53,331			55,044			38,929
Refundable deposits	(156)		(973)			(2,127)			(6,300)
Deferred revenue	3,034		18,904			(1,174)			(3,102)
Deferred rebate income	(150)		(936)			217			6,446
Net cash provided by operating activities	91,892		572,498			457,450			335,263
Cash flows from investing activities:
Purchases of property and equipment	(87,675)		(546,222)			(566,811)			(425,639)
Purchases of land use rights									(24,713)
Payment for acquisitions of subsidiaries, net of cash acquired						(121,306)
Proceeds from disposal of property and equipment						12,120
Advances made to an affiliate						(51)			(770)
Collection of advances made to an affiliate						1,398			523
Advances made to related parties		[1]		[1]		447	[1]		1,242	[1]
Collection of advances made to related parties		[1]		[1]		(447)	[1]		(1,242)	[1]
Purchase of short-term investment						(10,000)
Proceeds from redemption of short-term investment	1,605		10,000						293,613
Net cash used in investing activities	(86,070)		(536,222)			(684,650)			(156,986)
Cash flows from financing activities:
Issuance costs of ordinary shares upon IPO						(881)			(17,291)
Proceeds from exercise of employee share options	593		3,696			5,667			3,918
Payment for purchase of ordinary shares	(10,716)		(66,759)
Proceeds from bank loans	52,438		326,691			362,686
Repayment of bank loans	(65,806)		(409,981)			(28,000)			(110,000)
Proceeds from borrowings from related parties		[2]		[2]			[2]		3,222	[2]
Repayment of borrowings from related parties	(102)		(636)			(2,891)			(2,176)
Acquisition of noncontrolling interest	(96)		(600)			(1,677)			(172)
Capital contributions to subsidiaries and VIEs from noncontrolling interest shareholders	113		708			2,200			2,326
Dividends paid by subsidiaries to noncontrolling interests shareholders	(460)		(2,867)			(3,347)			(2,005)
Net cash provided by (used in) financing activities	(24,036)		(149,748)			333,757			(122,178)
Effect of foreign currency exchange rate changes on cash	(156)		(975)			(2,096)			(8,674)
Net increase (decrease) in cash	(18,370)		(114,447)			104,461			47,425
Cash at beginning of year	79,173		493,256			388,795			341,370
Cash at end of year	60,803		378,809		79,173	493,256			388,795
Supplemental disclosures of cash flows information:
Interest paid, net of capitalized interest	3,553		22,137			6,006			1,842
Income taxes paid	14,542		90,594			49,130			34,654
Non-cash investing and financing activities:
Accounts payable for purchases of property and equipment at end of year	43,478		270,872			175,542			177,545
Bills payable for purchases of property and equipment at end of year	$ 563		3,506						3,245

[1]	During 2010 and 2011, the Group paid salary on behalf of Guangzhou Haoai Information Technology Co.,Ltd, ("Haoai"), a subsidiary of Guangzhou Chujian Culture Media Co., Ltd. ("Chujian",formerly named Guangzhou Dian Xing Culture Communication Co.,Ltd) which is controlled by Zheng Nanyan. All the payments made on behalf of Chujian were repaid in full in the current year. As of December 31, 2012, no advance was made to related parties.
[2]	Borrowings from related parties in 2010 consisted of debt borrowed from the noncontrolling interest shareholders of the Group's subsidiaries by the respective subsidiaries. Details of the noncontrolling interest shareholders for such borrowings are listed out below: Beijing Impression Hotel Management Co., Ltd. is the 30% noncontrolling interest shareholder of one of the Group's subsidiaries, Beijing 7 Days Impression Hotel Management Co., Ltd. Zhuang Qineng and Zhuang Shishi are the noncontrolling interest shareholders of one of the Group's subsidiaries, Shenzhen 7 Days Baoda. As of December 31, 2010, 2011 and 2012, Zhuang Qineng and Zhuang Shishi, in aggregate, owned 35% of the equity interest in Shenzhen 7 Days Baoda. Qise Tiandi (Beijing) Consulting Co., Ltd. is the 30% noncontrolling interest shareholder of one of the Group's subsidiaries, Beijing Four Seasons Hotel Management Co., Ltd. Zhang Shuhong is the 35% noncontrolling interest shareholder of one of the Group's subsidiaries, Ningbo Yiju Business Hotel Management Co., Ltd. Meng Huifen is the 20% noncontrolling interest shareholder of one of the Group's subsidiaries, Chengdu Four Seasons 7 Days Hotel Management Co., Ltd. The Group repaid RMB636 of the borrowings from related parties during 2012. As of December 31, 2012, the balance represents debt borrowed from Meng Huifeng of RMB752 (US$121). It is unsecured and interest free and it is not expected to be repaid within 12 months.